Modification of Earlier Arrangement and Acquisition of Sri Sai (Details) - USD ($) $ in Millions				1 Months Ended	12 Months Ended
	Jul. 27, 2022	Apr. 01, 2022	Dec. 06, 2019	Jan. 17, 2023	Mar. 31, 2023	Mar. 07, 2023
Modification of Earlier Arrangement and Acquisition of Sri Sai (Details) [Line Items]
Business acquisition percentage		51.00%
Purchase acquisition			$ 59.0
Infrastructure assets	$ 18.0
Optimum level charge	4.0
Investment additional amount	22.0
Commitment investment	$ 59.0
Partner acquisition				$ 10.0
Acquisition Percentage						49.00%
Cash transferred for acquisition						$ 10.0
Reserved equity shares percentage						2.00%
Acquired amounts					$ 1.0
Foreign exchange investment percentage					100.00%
Foreign investment percentage					49.00%
Commitment liability pay					$ 58.3
Sri Sai Ltd [Member]
Modification of Earlier Arrangement and Acquisition of Sri Sai (Details) [Line Items]
Acquisition Percentage						51.00%
Acquired amounts					1.0
Commitment liability pay					$ 7.5
Acquired percentage		51.00%